Condensed financial information of the parent company (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (11,626,597)	$ (14,388,530)	$ (7,399,965)
Adjustments to reconcile net loss to cash used in operating activities:
Stock compensation expense	3,444,617	4,592,200	1,388,501
Changes in operating assets and liabilities
Other receivables			(2,300)
Net cash used in operating activities	(2,535,135)	(1,076,142)	2,450,018
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities	(1,394,728)	(135,705)	(138,151)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of ordinary shares	4,502,901	950,000	600,000
Net cash provided by financing activities	4,795,607	522,667	(5,795,823)
CASH, beginning of year	988,696	319,514	1,098,691	$ 224,679
CASH, end of year	988,696	319,514	1,098,691	224,679
Parent [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(11,626,597)	(14,388,530)	(7,399,965)
Adjustments to reconcile net loss to cash used in operating activities:
Stock compensation expense	3,444,617	4,592,200	1,388,501
Equity loss of subsidiaries	12,562,142	8,037,977	5,152,846
Gain on sale of discontinued operations	(5,787,213)
Changes in operating assets and liabilities
Other receivables			(2,300)
Prepayments and advances	(125,000)	15,458	(40,458)
Intercompany receivables	(1,231,449)	(575,094)	(42,350)
Other payables and accrued liabilities	93,711	509,381	2,000
Other payables - related parties		540,000	720,000
Net cash used in operating activities	(2,669,789)	(1,268,608)	(221,726)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(2,000,000)
Proceeds from disposal of subsidiaries	600,000
Net cash used in investing activities	(1,400,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from shareholders	300,000
Proceeds from sale of ordinary shares	4,502,901	950,000	600,000
Net cash provided by financing activities	4,802,901	950,000	600,000
NET CHANGE IN CASH	733,112	(318,608)	378,274
CASH, beginning of year	793,234	60,122	378,730	456
CASH, end of year	793,234	60,122	378,730	$ 456
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Accrued liabilities reclassified to loans payable - employees upon tri-party agreements		308,089
Ordinary shares issued to repay other payables - related parties and service providers	1,137,378	4,928,400	3,859,443
Ordinary shares issued to repay debt in subsidiary	5,240,679
Ordinary share issued for acquisition of subsidiary	1,889,799
Ordinary share issued for acquisition of equipment	1,963,607
Other receivables outstanding from disposal of subsidiary	1,000,000
Recognition of accrued liabilities from subsidiary	214,792
Derecognition of intercompany balance upon disposal of subsidiary	$ 23,164,488